Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Components of long term debt

Long-term debt consists of the following (in thousands):

	December 31,
	2011	2010
Credit Facility:
Term loans	$5,949,383	$5,999,337
Revolving credit loans	30,000	—
8 7/ 8% Senior Notes due 2015	1,777,617	2,784,331
8% Senior Notes due 2019	1,000,000	—
Capital lease obligations (see Note 9)	48,361	51,731
Other	41,143	36,122

Total debt	8,846,504	8,871,521
Less current maturities	(63,706)	(63,139)

Total long-term debt	$8,782,798	$8,808,382

Principal payment schedule for Term Loans

The term loans are scheduled to be paid with principal payments for future years as follows (in thousands):

Year	Amount
2012	$49,874
2013	49,874
2014	4,413,385
2015	15,000
2016	15,000
Thereafter	1,406,250

Total	$5,949,383

Redemption Price of 8.875 % Senior Notes in Long Term Debt

Period	Redemption Price
2012	102.219%
2013 and thereafter	100.000%

Redemption Price of 8 % Senior Notes in Long Term Debt

Period	Redemption Price
2015	104.000%
2016	102.000%
2017 and thereafter	100.000%

Scheduled maturities of long-term debt outstanding, including capital lease

As of December 31, 2011, the scheduled maturities of long-term debt outstanding, including capital lease obligations for each of the next five years and thereafter are as follows (in thousands):

Year	Amount
2012	$63,706
2013	87,993
2014	4,417,745
2015	1,796,304
2016	18,644
Thereafter	2,462,112

Total	$8,846,504